Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Energy Resilience Portfolio - Advisor shares | Environmental Accountability Portfolio
Prospectus [Line Items]
Annual Return [Percent]	11.69%	15.64%	(14.56%)	26.67%	9.58%	23.56%	(6.42%)	22.82%	17.74%
Energy Resilience Portfolio - Institutional Shares | Environmental Accountability Portfolio - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	11.69%	15.64%	(14.56%)	26.67%	9.58%	23.56%	(6.42%)	22.82%	17.74%